Commitments and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Customers' letters of credit	$ 34,600,000	$ 40,500,000
Reserve for unfunded loan commitments and letters of credit	454,000	613,000
Reserve for residential mortgage loan recourse	647,000	325,000
Rental expense for operating lease	$ 5,400,000	$ 4,800,000	$ 4,500,000